OPERATING LEASES (Narrative) (Details)	Jul. 31, 2021
Lessor, Lease, Description [Line Items]
Weighted-average remaining lease term - operating leases	17 years 4 months 13 days
Weighted-average discount rate - operating leases	2.87%
Minimum [Member]
Lessor, Lease, Description [Line Items]
Operating leases extended period	5 years
Maximum [Member]
Lessor, Lease, Description [Line Items]
Operating leases extended period	49 years